Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes

The following is a summary of the provision for income taxes included in the Statements of Income:

	December 31,
(in thousands)	2014	2013	2012
Current	$4,898	$4,748	$6,366
Deferred	594	(171)	(505)

Total	$5,492	$4,577	$5,861

Effective income tax rate reconciliation

The difference between income taxes computed by applying the statutory federal income tax rate and the provision for income taxes in the financial statements is reconciled as follows:

	December 31,
(in thousands except for %)	2014	2013	2012
Statutory tax rate	35.0%	35.0%	35.0%

Federal income taxes at statutory rate	$5,851	$4,803	$6,272
Tax exempt municipal income	(284)	(133)	(156)
Other	(75)	(93)	(255)

Total	$5,492	$4,577	$5,861

Components of deferred tax assets and liabilities

values of assets and liabilities give rise to deferred taxes. The significant components of deferred taxes classified in the Company’s Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

	December 31,
(in thousands)	2014	2013
Deferred Tax Assets:
Allowance for loan losses	$3,096	$3,521
Other real estate owned	148	485
Unrealized losses on available for sale securities	—	4,706
Other	407	425

Gross Deferred Tax Assets	3,651	9,137

Deferred Tax Liabilities:
Depreciation and amortization	(1,779)	(1,858)
Core deposit intangibles	(550)	(659)
Unrealized gains on available for sale securities	(124)	—
Other	(359)	(328)

Gross Deferred Tax Liabilities	(2,812)	(2,845)

Net Deferred Tax Assets	$839	$6,292